UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4888

DREYFUS SHORT DURATION BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Short Duration

Bond Fund

SEMIANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Financial Futures
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Duration
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Duration Bond Fund, covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Meanwhile, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this stimulative environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by David Horsfall, CFA, and David Bowser, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, Dreyfus Short Duration Bond Fund’s Class D shares produced a total return of 1.10%, Class I shares returned 1.33%, Class Y shares returns 1.33%, and Class Z shares returned 1.21%.1 In comparison, the BofA/Merrill Lynch 1-Year U.S.Treasury Note Index (the “Index”) achieved a total return of 0.16% for the same period.2

Moderating economic growth and low inflation expectations supported positive bond market returns over the reporting period, but their impact was more muted among short-duration securities than longer term bonds.The fund produced higher returns than its benchmark, mainly due to its emphasis on corporate-backed securities and sovereign bonds from foreign issuers.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other instruments with similar economic characteristics.The fund invests principally in bonds rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by The Dreyfus Corporation (Dreyfus). The fund may invest up to 5% of its assets in fixed income securities rated below investment grade or the unrated equivalent as determined by Dreyfus.The fund’s bond investments may include, but are not limited to bonds issued or guaranteed by the U.S. government or its agencies or instrumentalities, government and private mortgage-related securities, corporate bonds, municipal bonds, bonds of foreign governments and companies (limited to up to 30% of the fund’s assets in the aggregate, up to 5% in non-U.S. dollar-denominated bonds and up to 5% in emerging market bonds), asset-backed securities, floating rate loans (limited to up to 20% of the fund’s assets) and other floating rate securities, inflation-indexed securities and zero coupon, pay-in-kind, and step-up securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We buy and sell fixed-income securities based on credit quality, financial outlook, and yield potential. Generally, fixed-income securities with deteriorating credit quality are potential sell candidates, while those offering higher yields are potential buy candidates. The fund generally maintains an effective duration of one year or less, but may invest in individual bonds of any duration.

Economic Uncertainty Drove U.S. Bond Market Performance

At the end of 2013, evidence of an accelerating economic recovery and the Federal Reserve Board’s (the “Fed”) decision to begin reducing its quantitative easing program drove yields of 10-year U.S.Treasury securities above 3% for the first time in more than two years. However, renewed global economic concerns in January caused bond yields to moderate, and the Fed’s new chairperson backed away from previous employment and inflation targets, making clear that short-term interest rates were likely to remain near historically low levels for some time to come. Meanwhile, harsh winter weather dampened domestic economic activity: the U.S. Department of Commerce estimated that U.S. GDP contracted at a 1.0% annualized rate over the first quarter of 2014 even as the unemployment rate continued to decline.

In this environment, yields of 30-year bonds declined and yields of intermediate-term securities climbed a bit as yield differences narrowed along the market’s maturity spectrum. Short-term yields remained anchored by the Fed’s unchanged target for the overnight federal funds rate.

Higher yielding bond market sectors generally outperformed U.S. government securities when income-oriented investors resumed their reach for competitive yields. Corporate-backed bonds, asset-backed securities, and commercial mortgage-backed securities fared particularly well as underlying credit fundamentals strengthened.

Fund Strategies Buoyed Relative Performance

Although the fund is designed to hold up better than market averages during times of rising interest rates, we are pleased that our strategies proved effective when long-term interest rates moderated over the reporting period. Results were especially robust from U.S. corporate bonds, including both investment-grade and high yield securities, which benefited from narrowing yield differences along the market’s credit quality range.The fund also participated in rebounds among sovereign bonds in Spain, Italy, and the emerging markets.The fund experienced no materially negative impacts on relative results during the reporting period.

At times, the fund employed futures contracts to hedge its exposure to interest-rate risks in the United States and Europe.

Strategies for a Changing Market Environment

We already have begun to see evidence that the U.S. economy’s recent weakness will prove temporary, and the economic recovery appears likely to accelerate in the months ahead.This shift could produce higher interest rates and heightened market volatility. Therefore, we have reduced the fund’s overweighted positions among corporate bonds, commercial mortgage-backed securities, and asset-backed securities, which reached richer valuations.We also sold some European sovereign bond holdings to lock in recent gains. In our judgment, these are prudent strategies for a changing market environment.

June 16, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. On November 15, 2013, Dreyfus Short-Intermediate Government Fund changed its name to Dreyfus Short Duration Bond Fund.The fund also adopted a multiple class distribution structure, pursuant to which the fund’s existing shares were redesignated as Class Z shares and the fund began offering Class D, Class I, and ClassY shares as new classes of shares.

Prior to November 15, 2013, the fund was named Dreyfus Short-Intermediate Government Fund, which invested at least 80% of its assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements collateralized by such securities, generally maintained an effective duration of approximately three years or less, and had the BofA Merrill Lynch Government U.S.Treasury, Short-Term (1-3 Years) Index as its benchmark.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through April 1, 2015, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. — BofA Merrill Lynch 1-Year U.S.Treasury Note Index is an unmanaged index tracking U.S. government securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Duration Bond Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014
	Class D	Class I	Class Y	Class Z
Expenses paid per $1,000††	$3.01	$1.76	$1.76	$2.26
Ending value (after expenses)	$1,011.00	$1,013.30	$1,013.30	$1,012.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014
	Class D	Class I	Class Y	Class Z
Expenses paid per $1,000††	$3.02	$1.77	$1.77	$2.27
Ending value (after expenses)	$1,021.94	$1,023.19	$1,023.19	$1,022.69

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class D, .35% for Class I, .35% for ClassY and .45% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—100.0%	Rate (%)	Date	Amount ($)	[a]	Value ($)
Asset-Backed Ctfs./
Auto Receivables—3.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	520,000		526,359
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	1,100,000		1,109,087
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	545,000		557,897
Capital Auto Receivables Asset
Trust, Ser. 2013-4, Cl. D	3.22	5/20/19	750,000		769,698
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	1,200,000	[b]	1,202,762
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	525,000	[b]	529,262
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	670,000		674,679
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	610,000		620,728
					5,990,472
Commercial Mortgage
Pass-Through Ctfs.—4.7%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	680,000	[b,c]	705,893
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. A4	4.26	10/10/46	1,100,000		1,189,616
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	515,000	[b]	526,168
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	1,375,000		1,427,147
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C19, Cl. B	4.39	4/15/47	1,000,000	[c]	1,051,229
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C14, Cl. C	4.56	8/15/46	850,000	[c]	886,818

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C5, Cl. A4	3.18	3/10/46	875,000		877,602
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	825,000		877,060
					7,541,533
Consumer Discretionary—2.5%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	750,000		830,132
Comcast,
Gtd. Notes	5.90	3/15/16	500,000		547,487
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	500,000	[b]	572,400
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	500,000	[b]	505,472
DISH DBS,
Gtd. Notes	4.25	4/1/18	250,000		261,875
Macy’s Retail Holdings,
Gtd. Notes	2.88	2/15/23	500,000		481,380
Time Warner,
Gtd. Notes	4.88	3/15/20	725,000		817,853
					4,016,599
Consumer Staples—.6%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		504,002
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	500,000	[b]	519,915
					1,023,917
Energy—6.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	660,000		762,771
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	500,000		533,203
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	750,000		806,615
EQT,
Sr. Unscd. Notes	8.13	6/1/19	500,000		615,307

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Energy (continued)
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	1,500,000		1,719,778
Petrobras International Finance,
Gtd. Notes	7.88	3/15/19	660,000		774,675
Plains Exploration & Production,
Gtd. Notes	6.88	2/15/23	1,400,000		1,597,750
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	500,000		520,649
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,000,000		1,039,853
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	800,000		824,611
Unit,
Gtd. Notes	6.63	5/15/21	250,000		267,500
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	700,000		732,948
					10,195,660
Financial—14.6%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	500,000	[b]	508,300
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	500,000	[b]	538,375
Ally Financial,
Gtd. Notes	4.63	6/26/15	250,000		259,687
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	585,000	[b]	590,445
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,000,000		1,055,577
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	1,500,000		1,707,709
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	500,000		536,102
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	250,000		267,812
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	720,000		777,930

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Financial (continued)
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	1,000,000		1,039,207
DDR,
Sr. Unscd. Notes	3.50	1/15/21	500,000		508,730
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	500,000		554,831
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	1,115,000	[c]	1,122,544
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	555,000		618,059
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	650,000	[c]	651,336
General Electric Capital,
Sub. Notes	5.30	2/11/21	1,385,000		1,578,227
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	600,000		741,541
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	555,000	[c]	568,438
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	1,600,000		1,672,770
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	500,000		541,832
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	500,000		508,507
International Lease Finance,
Sr. Unscd. Notes	3.88	4/15/18	500,000		514,687
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.63	5/15/18	1,700,000		1,692,421
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	500,000	[b]	550,338
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	1,600,000		1,685,368
Pacific Lifecorp,
Sr. Unscd. Notes	6.00	2/10/20	670,000	[b]	771,167
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	665,000		781,882

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	[a]	Value ($)
Financial (continued)
WEA Finance,
Gtd. Notes		7.13	4/15/18	900,000	[b]	1,075,021
						23,418,843
Foreign/Governmental—3.2%
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		4.00	4/14/19	725,000	[b]	739,138
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	1,000,000		1,118,750
Gazprom,
Sr. Unscd. Notes		4.95	7/19/22	370,000	[b]	367,447
Petroleos Mexicanos,
Gtd. Notes		3.50	7/18/18	1,700,000		1,769,700
Russian Government,
Sr. Unscd. Bonds		3.50	1/16/19	400,000	[b]	405,300
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	8,565,000		790,122
						5,190,457
Health Care—.2%
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	250,000		269,375
Industrial—.2%
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	250,000	[b]	283,750
Information Technology—.7%
Hewlett-Packard,
Sr. Unscd. Notes		2.13	9/13/15	500,000		509,521
Xerox,
Sr. Unscd. Notes		2.75	3/15/19	600,000		614,274
						1,123,795
Materials—3.4%
Anglo American Capital,
Gtd. Notes		1.18	4/15/16	370,000	[b,c]	371,400
ArcelorMittal,
Sr. Unscd. Notes		4.25	3/1/16	250,000	[c]	260,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Materials (continued)
ArcelorMittal,
Sr. Unscd. Notes	6.00	3/1/21	350,000	[c]	378,000
Dow Chemical,
Sr. Unscd. Notes	3.00	11/15/22	450,000		440,692
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	2.15	3/1/17	400,000		409,205
Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	500,000	[b]	578,254
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	250,000	[b]	274,063
LyondellBasell Industries,
Sr. Unscd. Notes	5.00	4/15/19	900,000		1,015,513
Vale Overseas,
Gtd. Notes	4.38	1/11/22	550,000		567,691
Vale Overseas,
Gtd. Notes	6.25	1/23/17	1,000,000		1,122,582
					5,417,400
Municipal Bonds—.2%
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	350,000		354,522
Telecommunications—2.1%
AT&T,
Sr. Unscd. Notes	1.14	11/27/18	465,000	[c]	474,125
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	1,000,000		1,137,830
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	725,000		777,732
Virgin Media Secured Finance,
Sr. Scd. Notes	5.25	1/15/21	650,000		673,563
Wind Acquisition Finance,
Gtd. Bonds	7.38	4/23/21	275,000	[b]	285,313
					3,348,563
U.S. Government Agencies/
Mortgage-Backed—3.2%
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/14			17,770	[d]	18,881
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			3,465	[c,d]	3,465

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
4.50%, 11/1/14			18,561	[d]		19,731
5.50%, 9/1/14—4/1/16			48,264	[d]		51,237
Government National Mortgage Association I:
Ser. 2012-67, Cl. AB,
1.59%, 6/16/39			1,461,806			1,462,597
Ser. 2012-78, Cl. A,
1.68%, 3/16/44			1,919,535			1,898,739
Ser. 2012-46, Cl. AB,
1.77%, 11/16/38			1,659,311			1,662,856
						5,117,506
U.S. Treasury Notes—51.9%
0.25%, 5/31/14			2,825,000			2,825,000
0.25%, 6/30/14			2,185,000			2,185,385
0.25%, 8/31/14			6,275,000			6,278,307
0.38%, 11/15/14			69,550,000			69,649,178
0.50%, 8/15/14			1,065,000			1,066,019
2.38%, 8/31/14			1,025,000			1,030,846
						83,034,735
Utilities—2.4%
AES,
Sr. Unscd. Notes	8.00	6/1/20	475,000			571,188
Enel Finance International,
Gtd. Notes	6.25	9/15/17	500,000	[b]		571,540
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000			565,241
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	1,000,000			1,140,571
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	900,000			1,000,291
						3,848,831
Total Bonds and Notes
(cost $158,962,705)						160,175,958

Short-Term Investments—.3%
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $519,993)			520,000		[e]	519,996

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,404,902)	1,404,902 [f]	1,404,902

Total Investments (cost $160,887,600)	101.2%	162,100,856
Liabilities, Less Cash and Receivables	(1.2%)	(1,944,122)
Net Assets	100.0%	160,156,734

GO—General Obligation
REIT—Real Estate Investment Trust

a	Principal amount stated in U.S. Dollars unless otherwise noted. ZAR—South African Rand
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities were valued at $12,471,723 or 7.8% of net assets.

c	Variable rate security—interest rate subject to periodic change.
d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

e	Held by or on behalf of a counterparty for open financial futures contracts.
f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
U.S. Government and Agencies/		Foreign/Governmental	3.2
Mortgage-Backed	55.1	Short-Term/Money Market Investment	1.2
Corporate Bonds	33.1	Municipal Bonds	.2
Commercial Mortgage-Backed	4.7
Asset-Backed	3.7		101.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

May 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2014 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	152	33,403,900	September 2014	9,014
Financial Futures Short
U.S. Treasury 5 Year Notes	219	(26,226,619)	September 2014	(13,345)
U.S. Treasury 10 Year Notes	191	(24,128,672)	June 2014	(363,829)
Gross Unrealized Appreciation				9,014
Gross Unrealized Depreciation				(377,174)

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		159,482,698		160,695,954
Affiliated issuers			1,404,902	1,404,902
Cash				276,210
Cash denominated in foreign currencies			2,131	2,122
Dividends and interest receivable				691,095
Receivable for futures variation margin—Note 4				21,094
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				14,592
Prepaid expenses				56,770
Due from The Dreyfus Corporation and affiliates—Note 3(c)				35,843
				163,198,582
Liabilities ($):
Payable for investment securities purchased				2,835,514
Payable for shares of Beneficial Interest redeemed				147,969
Accrued expenses				58,365
				3,041,848
Net Assets ($)				160,156,734
Composition of Net Assets ($):
Paid-in capital				164,344,844
Accumulated undistributed investment income—net				2,075
Accumulated net realized gain (loss) on investments				(5,049,499)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions
[including ($368,160) net unrealized (depreciation)
on financial futures]				859,314
Net Assets ($)				160,156,734

Net Asset Value Per Share
	Class D	Class I	Class Y	Class Z
Net Assets ($)	34,092,203	914,384	10,033	125,140,114
Shares Outstanding	3,235,886	86,757	952.38	11,867,344
Net Asset Value Per Share ($)	10.54	10.54	10.53	10.54

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Income:
Interest (net of $605 foreign taxes withheld source)	1,023,113
Dividends;
Affiliated issuers	1,910
Income from securities lending—Note 1(c)	1,038
Total Income	1,026,061
Expenses:
Management fee—Note 3(a)	176,170
Shareholder servicing costs—Note 3(c)	117,593
Professional fees	38,788
Registration fees	37,466
Distribution fees—Note 3(b)	26,984
Prospectus and shareholders’ reports	21,570
Trustees’ fees and expenses—Note 3(d)	18,535
Custodian fees—Note 3(c)	4,580
Loan commitment fees—Note 2	476
Miscellaneous	12,196
Total Expenses	454,358
Less—reduction in expenses due to undertaking—Note 3(a)	(124,285)
Less—reduction in fees due to earnings credits—Note 3(c)	(116)
Net Expenses	329,957
Investment Income—Net	696,104
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	480,213
Net realized gain (loss) on financial futures	(321,548)
Net realized gain (loss) on forward foreign currency exchange contracts	(34,761)
Net Realized Gain (Loss)	123,904
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,183,926
Net unrealized appreciation (depreciation) on financial futures	(325,216)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	14,592
Net Unrealized Appreciation (Depreciation)	873,302
Net Realized and Unrealized Gain (Loss) on Investments	997,206
Net Increase in Net Assets Resulting from Operations	1,693,310
See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Operations ($):
Investment income—net	696,104	3,963
Net realized gain (loss) on investments	123,904	128,082
Net unrealized appreciation
(depreciation) on investments	873,302	(647,140)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,693,310	(515,095)
Dividends to Shareholders from ($):
Investment income—net:
Class D	(174,719)	(917)
Class I	(2,737)	(3)
Class Y	(95)	(3)
Class Z	(984,149)	(594,799)
Net realized gain on investments:
Class Z	—	(140,276)
Total Dividends	(1,161,700)	(735,998)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class D	34,460,480	4,274,478
Class I	901,000	10,000
Class Y	—	10,000
Class Z	23,816,857	12,074,216
Dividends reinvested:
Class D	163,296	908
Class I	2,628	—
Class Z	913,660	680,367
Cost of shares redeemed:
Class D	(4,857,040)	(737)
Class Z	(10,756,220)	(38,714,346)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	44,644,661	(21,665,114)
Total Increase (Decrease) in Net Assets	45,176,271	(22,916,207)
Net Assets ($):
Beginning of Period	114,980,463	137,896,670
End of Period	160,156,734	114,980,463
Undistributed investment income—net	2,075	467,671

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Capital Share Transactions:
Class D
Shares sold	3,274,658	407,093
Shares issued for dividends reinvested	15,509	87
Shares redeemed	(461,391)	(70)
Net Increase (Decrease) in Shares Outstanding	2,828,776	407,110
Class I
Shares sold	85,556	952
Shares issued for dividends reinvested	249	—
Net Increase (Decrease) in Shares Outstanding	85,805	952
Class Y
Shares sold	—	952
Class Z
Shares sold	2,262,276	1,144,461
Shares issued for dividends reinvested	86,762	64,522
Shares redeemed	(1,021,707)	(3,665,927)
Net Increase (Decrease) in Shares Outstanding	1,327,331	(2,456,944)

a	Effective November 15, 2013, the fund commenced offering Class D, Class I and ClassY shares. The existing shares were redesignated as Class Z shares.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2014		Period Ended
Class D Shares	(Unaudited)		November 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.50		10.50
Investment Operations:
Investment income—net[b]	.05		.00	[c]
Net realized and unrealized
gain (loss) on investments	.08		.00	[c]
Total from Investment Operations	.13		.00	[c]
Distributions:
Dividends from investment income—net	(.09)		(.00)[c]
Net asset value, end of period	10.54		10.50
Total Return (%)[d]	1.10		.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.71		.79
Ratio of net expenses to average net assets[e]	.60		.60
Ratio of net investment income
to average net assets[e]	.87		.05
Portfolio Turnover Rate	48.54	[d]	186.54
Net Assets, end of period ($ x 1,000)	34,092		4,274

a	From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2014		Period Ended
Class I Shares	(Unaudited)		November 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.50		10.50
Investment Operations:
Investment income—net[b]	.05		.00	[c]
Net realized and unrealized
gain (loss) on investments	.09		.00	[c]
Total from Investment Operations	.14		.00	[c]
Distributions:
Dividends from investment income—net	(.10)		(.00)[c]
Net asset value, end of period	10.54		10.50
Total Return (%)[d]	1.33		.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.53		.44
Ratio of net expenses to average net assets[e]	.35		.35
Ratio of net investment income
to average net assets[e]	1.21		.30
Portfolio Turnover Rate	48.54	[d]	186.54
Net Assets, end of period ($ x 1,000)	914		10

a	From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2014		Period Ended
Class Y Shares	(Unaudited)		November 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.50		10.50
Investment Operations:
Investment income—net[b]	.06		.00	[c]
Net realized and unrealized
gain (loss) on investments	.07		.00	[c]
Total from Investment Operations	.13		.00	[c]
Distributions:
Dividends from investment income—net	(.10)		(.00)[c]
Net asset value, end of period	10.53		10.50
Total Return (%)[d]	1.33		.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.43		.40
Ratio of net expenses to average net assets[e]	.35		.35
Ratio of net investment income
to average net assets[e]	1.11		.30
Portfolio Turnover Rate	48.54	[d]	186.54
Net Assets, end of period ($ x 1,000)	10		10

a	From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class Z Shares	(Unaudited)		2013 [a]	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.50		10.61	10.73	10.80	10.84	10.72
Investment Operations:
Investment income (loss)—net[b]	.05		.00 [c]	(.00)[c]	.04	.10	.24
Net realized and unrealized
gain (loss) on investments	.08		(.05)	.00 [c]	.02	.02	.17
Total from Investment Operations	.13		(.05)	.00 [c]	.06	.12	.41
Distributions:
Dividends from
investment income—net	(.09)		(.05)	(.07)	(.08)	(.16)	(.29)
Dividends from net realized
gain on investments	—		(.01)	(.05)	(.05)	—	—
Total Distributions	(.09)		(.06)	(.12)	(.13)	(.16)	(.29)
Net asset value, end of period	10.54		10.50	10.61	10.73	10.80	10.84
Total Return (%)	1.21	[d]	(.43)	.00 [e]	.51	1.16	4.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63	[f]	.91	.83	.81	.78	.73
Ratio of net expenses
to average net assets	.45	[f]	.64	.80	.81	.78	.73
Ratio of net investment income
(loss) to average net assets	1.01	[f]	.00 [e]	(.03)	.42	.96	2.22
Portfolio Turnover Rate	48.54	[d]	186.54	167.77	147.33	100.24	138.34
Net Assets, end of period
($ x 1,000)	125,140		110,686	137,897	165,713	195,801	223,563

a	The fund commenced offering four classes of shares on November 15, 2013.The existing shares were redesignated as Class Z shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Amount represents less than $.01%.
f	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Duration Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class D, Class I, Class Y and Class Z. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	5,990,472	—	5,990,472
Commercial
Mortgage-Backed	—	7,541,533	—	7,541,533
Corporate Bonds†	—	52,946,733	—	52,946,733
Foreign Government	—	5,190,457	—	5,190,457
Municipal Bonds†	—	354,522	—	354,522
Mutual Funds	1,404,902	—	—	1,404,902

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in
Securities (continued):
U.S. Government
Agencies/
Mortgage-Backed	—	5,117,506	—	5,117,506
U.S. Treasury	—	83,554,731	—	83,554,731
Other Financial
Instruments:
Financial Futures††	9,014	—	—	9,014
Forward Foreign
Currency Exchange
Contracts††	—	14,592	—	14,592
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(377,174)	—	—	(377,174)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actu-

ally received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2014,The Bank of New York Mellon earned $310 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2013 ($)	Purchases ($)	Sales ($)	5/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	3,383,599	69,074,258	71,052,955	1,404,902.9
Dreyfus
Institutional
Cash
Advantage
Fund	—	3,275,650	3,275,650	—	—
Total	3,383,599	72,349,908	74,328,605	1,404,902.9

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $5,186,224 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2013. If not applied, $2,906,277 of the carryover expires in fiscal year 2014 and $492,019 expires in fiscal year 2018.The fund has $1,044,221 of post-enactment short-term capital losses and $743,707 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: ordinary income $735,998.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding of taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2014, there was no reduction in expenses pursuant to the Agreement.

The Manager has contractually agreed, from December 1, 2013 through April 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .35% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertakings, amounted to $124,285 during the period ended May 31, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of its average daily net assets. During the period ended May 31, 2014, Class D shares were charged $26,984 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class Z shares reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintain shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, Class Z shares were charged $56,425 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $26,913 for transfer agency services and $1,312 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $116.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $4,580 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $937 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $33,830, Distribution Plan fees $6,951, Shareholder Services Plan fees $2,397, custodian fees $2,021, Chief Compliance Officer fees $1,472 and transfer agency fees $12,060, which are offset against an expense reimbursement currently in effect in the amount of $94,574.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended May 31, 2014, amounted to $107,442,684 and $67,666,837, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at May 31, 2014 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at May 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciaion ($)
Sales:
South African Rand,
Expiring
6/30/2014[a]	8,610,000	824,109	809,517	14,592

Counterparty;
a Morgan Stanley Capital Services

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of May 31, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	9,014	Interest rate risk[1]	(377,174)
Foreign exchange risk[2]	14,592		—
Gross fair value of
derivatives contracts	23,606		(377,174)

Statement of Assets and Liabilities location:

1

Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

2	Unrealized appreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended May 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[3]	Contracts[4]	Total
Interest rate	(321,548)	—	(321,548)
Foreign exchange	—	(34,761)	(34,761)
Total	(321,548)	(34,761)	(356,309)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[5]	Contracts[6]	Total
Interest rate	(325,216)	—	(325,216)
Foreign exchange	—	14,592	14,592
Total	(325,216)	14,592	(310,624)

Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on financial futures.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements, which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At May 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	14,592	—
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	14,592	—
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	14,592	—

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of May 31, 2014:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Morgan Stanley
Capital Services	14,592	—	—	14,592
Total	14,592	—	—	14,592

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2014:

Average Market Value ($)
Interest rate financial futures	71,722,862
Forward contracts	2,767,211

At May 31, 2014, accumulated net unrealized appreciation on investments was $1,213,256, consisting of $1,314,189 gross unrealized appreciation and $100,933 gross unrealized depreciation.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short Duration Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)